NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-14930

November 21, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC HOLDINGS PLC, 4.875% Senior Unsecured Notes Due 2022 and 6.100% Senior Unsecured Notes Due 2042, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 17, 2011. Tentative listing date – November 22, 2011.

Sincerely,